Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Other Current Assets
Deposits	$ 170,000	$ 170,000	$ 4,443
Legal retainer	51,342	43,038	88,369
Others	3,651
Total	$ 224,993	$ 213,038	$ 97,817